Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (includes VIE amounts of $100,971 and $72,540, see Note 2)	$ 320,567	$ 295,785
Restricted cash and investments	212,215	178,552
Receivables:
Accounts and notes receivable	474,456	419,345
Other receivables	14,788	16,391
Related party receivables	387	2,258
Allowance for doubtful accounts	(178,566)	(164,476)
Receivables, net	311,065	273,518
Income tax receivable	38,231	26,783
Prepaid expenses and other current assets	81,948	79,364
Current assets held for sale	324,668	261,864
Total current assets (includes VIE amounts of $407,315 and $322,210, see Note 2)	1,288,694	1,115,866
Notes receivable, net	3,528	60,675
Property and equipment:
Land	243,179	241,335
Buildings	669,973	651,927
Furniture, equipment and software	977,382	888,572
Leasehold improvements	366,735	324,824
Construction in-progress	62,474	77,960
Accumulated depreciation and amortization	(939,326)	(823,153)
Property and equipment, net	1,380,417	1,361,465
Land use rights, net	1,572	1,509
Goodwill	1,828,365	1,786,554
Other intangible assets:
Tradenames	1,167,302	1,153,348
Other intangible assets, net	35,779	46,035
Deferred costs, net	60,931	54,982
Deferred income taxes	152,398	132,052
Derivative instruments	48,186	4,464
Other assets	199,441	175,950
Long-term assets held for sale	1,224,672	1,169,634
Total assets (includes VIE amounts of $1,419,579 and $1,309,113, see Note 2)	7,391,285	7,062,534
Current liabilities:
Accounts payable	70,137	61,961
Accrued expenses	239,620	301,270
Accrued compensation and benefits	215,760	194,907
Contract with Customer, Liability, Current	184,116	178,463
Current portion of long-term debt	121,870	95,968
Current portion of due to shareholders of acquired companies	34,745	111,681
Income taxes payable	20,553	19,023
Derivative instruments	4,458	5,218
Other current liabilities	31,761	38,277
Current liabilities held for sale	451,569	433,529
Total current liabilities (includes VIE amounts of $341,147 and $320,922, see Note 2)	1,374,589	1,440,297
Long-term debt, less current portion	2,973,396	3,361,272
Due to shareholders of acquired companies, less current portion	37,040	66,340
Deferred compensation	14,470	14,128
Income taxes payable	106,062	128,658
Deferred income taxes	247,371	388,474
Derivative instruments	9,390	7,750
Other long-term liabilities	221,941	238,445
Long-term liabilities held for sale	405,747	395,945
Total liabilities (includes VIE amounts of $449,561 and $424,297, see Note 2)	5,390,006	6,041,309
Stockholders' equity:
Preferred stock, par value $0.001 per share – 49,488 shares authorized, no shares issued and outstanding as of December 31, 2017 and December 31, 2016	0	0
Common stock	0	534
Additional paid-in capital	3,446,206	2,721,432
Accumulated deficit	(946,236)	(1,037,701)
Accumulated other comprehensive loss	(925,556)	(1,052,055)
Total Laureate Education, Inc. stockholders' equity	1,575,164	632,210
Noncontrolling interests	12,118	32,182
Total stockholders' equity	1,587,282	664,392
Total liabilities and stockholders' equity	7,391,285	7,062,534
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Total redeemable noncontrolling interests and equity	400,276	332,957
Puttable Arrangements - Common and Preferred Stock
Current liabilities:
Total redeemable noncontrolling interests and equity	13,721	23,876
Class A Common Stock
Stockholders' equity:
Common stock	220	0
Class B Common Stock
Stockholders' equity:
Common stock	$ 530	$ 0